SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Significant assumptions used for estimating fair value of stock options

	2011	2012
Suboptimal exercise factor	3.83 to 8.93	7.45 to 7.66
Risk-free interest rate	1.88 to 2.66%	0.81 to 1.19%
Volatility	50.61 to 50.69%	51.35 to 51.89%
Dividend yield	—	—
Life of option	6 years	6 years

Summary of the Group's share option activity under the option plans

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2013	9,804,825	2.02
Granted	—	—
Forfeited	(176,553)	3.05
Exercised	(2,802,488)	1.69
Share options outstanding at December 31, 2013	6,825,784	2.12	4.75	37,500
Share options vested or expected to vest at December 31, 2013	6,713,897	2.09	4.76	37,100
Share options exercisable at December 31, 2013	3,950,516	1.61	4.91	23,718

Significant assumptions used for estimating fair value of nonvested restricted stock
2012
Expected dividends	—
Risk-free interest rate	0.29%
Expected volatility	48.41%

Summary of the Group's nonvested restricted stock activity

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2013	3,034,042	3.12
Granted	979,950	4.26
Forfeited	(120,620)	3.43
Vested	(255,416)	4.16
Nonvested restricted stocks outstanding at December 31, 2013	3,637,956	3.33